INVESTMENT SECURITIES	3 Months Ended
Mar. 31, 2014
Investment Securities [Abstract]
INVESTMENT SECURITIES

NOTE 4: INVESTMENT SECURITIES

The amortized cost and estimated fair value of investment securities are summarized as follows:

	(Unaudited)
	March 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$19,910	$3	$(315)	$19,598
State and political subdivisions	6,300	154	(4)	6,450
Corporate	11,870	190	-	12,060
Residential mortgage-backed - US agency	43,547	576	(523)	43,600
Total	81,627	923	(842)	81,708
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	643	4	-	647
Large cap equity fund	456	199	-	655
Other mutual funds	183	181	-	364
Common stock - financial services industry	270	19	-	289
Total	1,552	403	-	1,955
Total available-for-sale	$83,179	$1,326	$(842)	$83,663

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$4,814	$5	$(19)	$4,800
State and political subdivisions	22,831	310	(1)	23,140
Corporate	3,692	56	(6)	3,742
Residential mortgage-backed - US agency	11,653	62	(38)	11,677
Total held-to-maturity	$42,990	$433	$(64)	$43,359

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Available-for-Sale Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$16,935	$2	$(340)	$16,597
State and political subdivisions	6,429	164	(6)	6,587
Corporate	13,498	198	-	13,696
Residential mortgage-backed - US agency	42,378	496	(732)	42,142
Total	79,240	860	(1,078)	79,022
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	643	5	-	648
Large cap equity fund	456	195	-	651
Other mutual funds	183	162	-	345
Common stock - financial services industry	271	22	-	293
Total	1,553	384	-	1,937
Total available-for-sale	$80,793	$1,244	$(1,078)	$80,959

Held-to-Maturity Portfolio
Debt investment securities:
US Treasury, agencies and GSEs	$1,872	$-	$(25)	$1,847
State and political subdivisions	21,371	11	(118)	21,264
Corporate	3,746	16	(44)	3,718
Residential mortgage-backed - US agency	7,423	-	(30)	7,393
Total held-to-maturity	$34,412	$27	$(217)	$34,222

	December 31, 2012
		Gross	Gross	Estimated
Available-for-Sale Portfolio	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Debt investment securities:
US Treasury, agencies and GSEs	$6,175	$16	$(8)	$6,183
State and political subdivisions	26,413	1,065	(7)	27,471
Corporate	22,942	468	(404)	23,006
Residential mortgage-backed - US agency	47,113	1,139	(1)	48,251
Residential mortgage-backed - private label	296	9	-	305
Total	102,939	2,697	(420)	105,216
Equity investment securities:
Mutual funds:
Ultra short mortgage fund	1,286	5	-	1,291
Large cap equity fund	905	176	-	1,081
Other mutual funds	183	136	-	319
Common stock - financial services industry	420	12	-	432
Total	2,794	329	-	3,123
Total investment securities	$105,733	$3,026	$(420)	$108,339

The Company’s investments in mortgage-backed securities include pass-through securities and collateralized mortgage obligations issued and guaranteed by Fannie Mae, Freddie Mac, and GNMA. As of December 31, 2013 and December 31, 2012, no private-label mortgage-backed securities or collateralized mortgage obligations were held in the securities portfolio. The Company’s investments in state and political obligation securities generally are municipal obligations that are general obligations supported by the general taxing authority of the issuer, and in some cases are insured. The obligations issued by school districts are supported by state aid. Primarily, these investments are issued by municipalities within New York State.

The Company elected to transfer 55 available-for-sale (“AFS”) securities with an aggregate fair value of $32.5 million to a classification of held-to-maturity (“HTM”) on September 30, 2013.  In accordance with FASB ASC 320-10-55-24, the transfer from AFS to HTM must be recorded at the fair value of the AFS securities at the time of transfer.  The net unrealized holding loss of $799,000, net of tax, at the date of transfer was retained in accumulated other comprehensive loss, with the associated pre-tax amount retained in the carrying value of the HTM securities.  Such amounts will be amortized to interest income over the remaining life of the securities.  The fair value of the transferred AFS securities became the book value of the HTM securities at September 30, 2013, with no unrealized gain or loss at this date.  Future reporting periods, with potential changes in market value for these securities, would likely record an unrealized gain or loss for disclosure purposes.

The amortized cost and estimated fair value of debt investments at March 31, 2014 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	(Unaudited)		(Unaudited)
	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
(In thousands)
Due in one year or less	$6,009	$6,035	$186	$186
Due after one year through five years	27,436	27,602	3,943	3,940
Due after five years through ten years	4,635	4,471	13,581	13,682
Due after ten years	-	-	13,627	13,874
Sub-total	38,080	38,108	31,337	31,682
Residential mortgage-backed - US agency	43,547	43,600	11,653	11,677
Totals	$81,627	$81,708	$42,990	$43,359

The amortized cost and estimated fair value of debt investments at December 31, 2013 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
(In thousands)
Due in one year or less	$6,419	$6,438	$186	$186
Due after one year through five years	25,648	25,835	824	825
Due after five years through ten years	4,634	4,446	12,360	12,302
Due after ten years	161	161	13,619	13,516
Sub-total	36,862	36,880	26,989	26,829
Residential mortgage-backed - US agency	42,378	42,142	7,423	7,393
Totals	$79,240	$79,022	$34,412	$34,222

The Company’s investment securities’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, is as follows:

	(Unaudited)
	March 31, 2014
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
(Dollars in thousands)
Available-for-Sale
US Treasury, agencies and GSE's	11	$(283)	$12,683	2	$(32)	$1,974	13	$(315)	$14,657
State and political subdivisions	2	(2)	332	2	(2)	181	4	(4)	513
Corporate	-	-	-	-	-	-	-	-	-
Residential mortgage-backed - US agency	17	(317)	18,471	5	(206)	4,085	22	(523)	22,556

Totals	30	$(602)	$31,486	9	$(240)	$6,240	39	$(842)	$37,726
Held-to-Maturity
US Treasury, agencies and GSE's	3	$(19)	$2,919	-	$-	$-	3	$(19)	$2,919
State and political subdivisions	1	(1)	1,472	-	-	-	1	(1)	1,472
Corporate	1	(6)	800	-	-	-	1	(6)	800
Residential mortgage-backed - US agency	4	(38)	4,282	-	-	-	4	(38)	4,282

Totals	9	$(64)	$9,473	-	$-	$-	9	$(64)	$9,473

	December 31, 2013
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
(Dollars in thousands)
Available-for-Sale
US Treasury, agencies and GSE's	14	$(340)	$15,573	-	$-	$-	14	$(340)	$15,573
State and political subdivisions	1	(4)	114	3	(2)	397	4	(6)	511
Corporate	-	-	-	-	-	-	-	-	-
Residential mortgage-backed - US agency	25	(682)	23,442	1	(50)	878	26	(732)	24,320

Totals	40	$(1,026)	$39,129	4	$(52)	$1,275	44	$(1,078)	$40,404
Held-to-Maturity
US Treasury, agencies and GSE's	2	$(25)	$1,847	-	$-	$-	2	$(25)	$1,847
State and political subdivisions	37	(118)	17,814	-	-	-	37	(118)	17,814
Corporate	4	(44)	3,171	-	-	-	4	(44)	3,171
Residential mortgage-backed - US agency	6	(30)	5,526	-	-	-	6	(30)	5,526

Totals	49	$(217)	$28,358	-	$-	$-	49	$(217)	$28,358

	December 31, 2012
	Less than Twelve Months			Twelve Months or More			Total
	Number of			Number of			Number of
	Individual	Unrealized	Fair	Individual	Unrealized	Fair	Individual	Unrealized	Fair
Available-for-Sale	Securities	Losses	Value	Securities	Losses	Value	Securities	Losses	Value
(Dollars in thousands)
US Treasury, agencies and GSE's	1	$(8)	$992	-	$-	$-	1	$(8)	$992
State and political subdivisions	8	(7)	2,008	-	-	-	8	(7)	2,008
Corporate	2	(14)	974	2	(390)	1,580	4	(404)	2,554
Residential mortgage-backed - US agency	2	(1)	1,411	-	-	-	2	(1)	1,411

Totals	13	$(30)	$5,385	2	$(390)	$1,580	15	$(420)	$6,965

The Company conducts a formal review of investment securities on a quarterly basis for the presence of other-than-temporary impairment (“OTTI”). The Company assesses whether OTTI is present when the fair value of a debt security is less than its amortized cost basis at the statement of condition date. Under these circumstances, OTTI is considered to have occurred (1) if we intend to sell the security; (2) if it is “more likely than not” we will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not anticipated to be sufficient to recover the entire amortized cost basis. The guidance requires that credit-related OTTI is recognized in earnings while non-credit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (“OCI”). Non-credit-related OTTI is based on other factors, including illiquidity and changes in the general interest rate environment. Presentation of OTTI is made in the consolidated statement of income on a gross basis, including both the portion recognized in earnings as well as the portion recorded in OCI. The gross OTTI would then be offset by the amount of non-credit-related OTTI, showing the net as the impact on earnings.

Management does not believe any individual unrealized loss in other securities within the portfolio as of March 31, 2014 (unaudited) represents OTTI. All securities are rated A2 or better by Moody’s, with the exception of two corporate securities and all have been in unrealized loss positions for eleven months or less, with the exception of the two previously mentioned corporate holdings, two US agency securities, two municipal securities and five mortgage-backed securities. The two GSE agency and two municipal securities have relatively insignificant unrealized loss positions. The unrealized losses reflected in the mortgage-backed security holdings are primarily attributable to changes in interest rates. The two corporate securities are floating rate notes which adjust quarterly based on 3-month Libor. The securities are reflecting unrealized losses due to current similar offerings being originated at higher spread to Libor, as the market currently demands a greater pricing premium for the associated risk. The Company does not intend to sell these securities, nor is it more likely than not that the Company will be required to sell these securities prior to the recovery of the amortized cost.

In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the length of time the equity security’s fair value has been below the carrying amount. Management has determined that we have the intent and ability to retain the equity securities for a sufficient period of time to allow for recovery. All of the Company’s equity securities had a fair value greater than the book value at March 31, 2014 (unaudited).

Management does not believe any individual unrealized loss in other securities within the portfolio as of December 31, 2013 represents OTTI. One individual municipal security is rated below investment grade, yet the current unrealized loss is less than $1,000 and has only been in place for 1 month. All other related securities are rated A2 or better by Moody’s and have been in unrealized loss positions for 11 months or less, with the exception of 3 municipal securities and 1 mortgage-backed security. The 3 municipal securities are issuances from school districts located within the bank’s primary market area. The mortgage-backed security was issued by Fannie Mae. The unrealized losses in the portfolio are primarily attributable to changes in interest rates. The Company does not intend to sell these securities, nor is it more likely than not that the Company will be required to sell these securities prior to the recovery of the amortized cost.

In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the length of time the equity security’s fair value has been below the carrying amount. Management has determined that we have the intent and ability to retain the equity securities for a sufficient period of time to allow for recovery. All of the Company’s equity securities had a fair value greater than the book value at December 31, 2013.

Gross realized gains (losses) on sales and redemptions of securities for the indicated periods are detailed below:

	(Unaudited)
	For the three months		For the twelve months
	ended March 31,		ended December 31,
(In thousands)	2014	2013	2013	2012
Realized gains	$2	$39	$370	$397
Realized losses	-	-	(5)	(22)
	$2	$39	$365	$375

As of March 31, 2014 (unaudited), securities with a fair value of $73.8 million were pledged to collateralize certain municipal deposit relationships. As of the same date, securities with a fair value of $21.0 million were pledged against certain borrowing arrangements.

As of December 31, 2013 and December 31, 2012, securities with a fair value of $58.6 million and $46.0 million, respectively, were pledged to collateralize certain municipal deposit relationships. As of the same dates, securities with a fair value of $21.6 million and $37.8 million were pledged against certain borrowing arrangements.

Management has reviewed its loan and mortgage-backed securities portfolios and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages. The Company is not in the practice of investing in, or originating, these types of investments or loans.